Note 11 - Capital Lease Obligations (Detail) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Capital Lease Obligation
2011	$ 102
2012	44
2013	19
2014	19
2015	19
2016 and thereafter	66
Estimated future lease payments	269
Less amount representing interest at 6.2% to 12.0% annual	(48)
Present value of minimum lease payments	221
Less current portion of capital lease obligations	(98)	(105)
Long-term portion of capital lease obligations	$ 123	$ 117